Business Combinations - Purchase Price Allocation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase Price Allocation
Bargain purchase gain		$ 0	$ (35,808)	$ 0
Merger with Fuel Systems Solutions, Inc.
Purchase Price Allocation
Cash and cash equivalents			45,344
Accounts receivable			42,954
Inventory			73,560
Property, plant and equipment			37,792
Intangible assets			4,240
Deferred income taxes, net			(2,053)
Other assets			12,962
Accounts payable and accrued liabilities			(63,706)
Other liabilities			(15,888)
Total net assets acquired			135,205
Bargain purchase gain			(35,808)
Total consideration	$ 99,397		$ 99,397